Sales Revenues - Summary Of Sales Revenues From External Customers By Business And By Product Category (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales of products	¥ 41,648,130	¥ 34,367,619	¥ 29,073,428
Financial services	3,447,195	2,786,679	2,306,079
Total sales revenues	45,095,325	37,154,298	31,379,507
Vehicles, Automotive [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales of products	35,249,865	28,394,256	23,739,442
Parts and components for production, Automotive [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales of products	1,596,111	1,710,422	1,504,215
Parts and components for after service, Automotive [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales of products	3,166,586	2,866,196	2,407,143
Other, Automotive [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales of products	1,068,169	805,995	881,193
Total automotive [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales of products	41,080,731	33,776,870	28,531,993
All other [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales of products	¥ 567,399	¥ 590,749	¥ 541,436